UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-05767

                    Scudder Strategic Municipal Income Trust
                    ----------------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of August 31, 2005  (Unaudited)
------------------------------------------------------------------------------------------------------------


Scudder Strategic Municipal Income Trust

                                                                                  Principal
                                                                                 Amount ($)      Value ($)
                                                                          ---------------------------------

------------------------------------------------------------------------------------------------------------
    Municipal Bonds and Notes 148.1%
------------------------------------------------------------------------------------------------------------

Alabama 2.0%
Alabama, Sales & Special Tax Revenue, Public School and College Authority,
    Series C, 5.625%, 7/1/2013                                                     1,000,000       1,099,490
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority,
    Series A, 5.75%, 6/1/2031                                                      1,500,000       1,605,165
                                                                                               -------------
                                                                                                   2,704,655

Arizona 1.5%
Arizona, Project Revenue, Health Facilities Authority, The New Foundation
    Project, 8.25%, 3/1/2019                                                       1,975,000       1,993,664

California 10.3%
California, Special Assessment Revenue, Golden State Tobacco Securitization
    Corp.:
    Series B, 5.625%, 6/1/2038                                                     1,890,000       2,162,935
    Series 2003-A-1, 6.75%, 6/1/2039                                               4,500,000       5,192,505
California, State Public Works Board, Lease Revenue, Department of
    Corrections, Series C, 5.5%, 6/1/2019                                          1,920,000       2,141,261
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments, Series A,
    AMT, 2.47% *, 3/15/2033                                                        1,400,000       1,400,000
Sacramento County, CA, Sales & Special Tax Revenue, Bradshaw Road Project,
    7.2%, 9/2/2015                                                                 1,130,000       1,146,486
Sacramento, CA, Project Revenue, City Financing Authority, Convention
    Center Hotel, Series A, 6.25%, 1/1/2030                                        2,000,000       2,109,460
                                                                                               -------------
                                                                                                  14,152,647

Colorado 3.8%
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health
    Project, 6.5%, 11/15/2031                                                      1,000,000       1,123,700
Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway
    Authority, Series D, 7.125%, 6/15/2041                                         1,150,000       1,251,016
Denver, CO, Sales & Special Tax Revenue, Urban Renewal Authority, AMT,
    7.75%, 9/1/2016                                                                1,615,000       1,697,252
Mesa County, CO, Valley School District No. 051 Grand Junction, Series A,
    5.0%, 12/1/2024 (a)                                                            1,000,000       1,078,630
                                                                                               -------------
                                                                                                   5,150,598

Connecticut 2.7%
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027                       2,000,000       2,124,480
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket
    Western Pequot Tribe:
    Series B, 144A, Zero Coupon, 9/1/2017                                          2,000,000       1,100,580
    Series B, 144A, Zero Coupon, 9/1/2018                                          1,000,000         520,260
                                                                                               -------------
                                                                                                   3,745,320

District of Columbia 0.8%
District of Columbia, Core City General Obligation, Series A, 5.0%,
    6/1/2018 (a)                                                                   1,000,000       1,054,380

Florida 6.8%
Alachua County, FL, Health Facilities Authority Revenue, Shands Teaching
    Hospital, Series A, 2.3% *, 12/1/2032, SunTrust Bank (b)                         200,000         200,000
Florida, Industrial Development Revenue, Capital Travel Agency, Seminole
    Tribe Convention, Series A, 10.0%, 10/1/2033                                   2,000,000       2,204,520
Hillsborough County, FL, Industrial Development Revenue, University
    Community Hospital Project, Series A, 5.625%, 8/15/2023                        2,000,000       2,080,440
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai
    Medical Center, 144A, 6.75%, 11/15/2029                                        1,600,000       1,812,624
Nassau County, FL, ICF/MR-Intercare Facilities Mentally Retarded Revenue,
    GF/Amelia Island Properties Project, Series A, 9.75%, 1/1/2023                 1,845,000       1,860,664
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project,
    Series A, 5.8%, 5/1/2026                                                       1,000,000       1,016,840
Palm Beach County, FL, Health Facilities Authority Revenue, Bethesda
    Healthcare System Project, 2.34% *, 12/1/2031, SunTrust Bank (b)                 100,000         100,000
                                                                                               -------------
                                                                                                   9,275,088

Georgia 1.6%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital
    Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029                1,250,000       1,286,200
Burke County, GA, Development Authority Pollution Control Revenue,
    Oglethorpe Power Corp., 2.34% *, 1/1/2022 (a)                                    365,000         365,000
Monroe County, GA, Development Authority Pollution Control Revenue,
    Oglethorpe Power Corp. Project, 2.34% *, 1/1/2018 (a)                            600,000         600,000
                                                                                               -------------
                                                                                                   2,251,200

Hawaii 1.0%
Hawaii, State General Obligation:
    Prerefunded, Series CU, 5.75%, 10/1/2011 (a)                                      65,000          72,733
    Series CU, 5.75%, 10/1/2011 (a)                                                1,185,000       1,319,225
                                                                                               -------------
                                                                                                   1,391,958

Illinois 10.2%
Chicago, IL, Core City General Obligation, Board of Education, Series A,
    5.75%, 12/1/2017 (a)                                                           1,380,000       1,567,376
Illinois, Core City General Obligation, 5.0%, 6/1/2019 (a)                         3,000,000       3,246,240
Illinois, Hospital & Healthcare Revenue, 6.75%, 2/15/2016                          2,180,000       2,491,544
Illinois, State General Obligation, Prerefunded, 6.0%, 1/1/2013 (a)                3,315,000       3,692,612
Illinois, Upper River Valley Development Authority, Solid Waste Disposal
    Revenue, Waste Recovery Project, AMT, 5.9%, 2/1/2014                           1,615,000       1,644,409
University Park, IL, Sales & Special Tax Revenue, Governors Gateway
    Industrial Park, 8.5%, 12/1/2011                                               1,240,000       1,271,583
                                                                                               -------------
                                                                                                  13,913,764

Indiana 2.2%
Indiana, Senior Care Revenue, Health Facilities Finance Authority,
    Franciscan Eldercare Community Services, 5.875%, 5/15/2029                     3,000,000       3,051,510

Iowa 0.8%
Lake City, IA, Senior Care Revenue, Health Care Facility, Opportunity
    Living Project, 144A, 6.45%, 5/1/2011                                          1,050,000       1,076,922

Kansas 3.0%
Manhattan, KS, Senior Care Revenue, Meadowlark Hills Retirement, Series A,
    6.5%, 5/15/2028                                                                  500,000         521,275
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%,
    1/1/2032                                                                       2,000,000       2,195,680
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales
    Tax, Series B, 5.0%, 12/1/2020                                                 1,400,000       1,443,526
                                                                                               -------------
                                                                                                   4,160,481

Kentucky 0.8%
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance
    Authority, Norton Healthcare, Inc., Series A, 6.625%, 10/1/2028                1,000,000       1,107,130

Louisiana 2.4%
Morehouse Parish, LA, Pollution Control Revenue, International Paper Co.
    Project, Series A, 5.25%, 11/15/2013                                           3,000,000       3,221,940

Maryland 7.6%
Anne Arundel County, MD, General Obligation, National Business Park
    Project, Prerefunded,  144A, 7.375%, 7/1/2028                                    997,000       1,198,025
Anne Arundel County, MD, Revenue Lease, Arundel Mills Project, Prerefunded,
    7.1%, 7/1/2029                                                                 1,500,000       1,740,255
Maryland, Higher Education Revenue, Collegiate Housing Foundation:
    Series A, 5.75%, 6/1/2019                                                      1,000,000       1,054,740
    Series A, 5.75%, 6/1/2031                                                      1,000,000       1,044,350
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical
    System, 6.75%, 7/1/2030                                                        1,000,000       1,123,970
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay,
    Series B, 7.625%, 12/1/2022                                                    4,000,000       4,267,360
                                                                                              -------------
                                                                                                  10,428,700

Massachusetts 8.0%
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
    Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015            2,000,000       2,457,460
Massachusetts, Hospital & Healthcare Revenue, Partners Healthcare System,
    Series C, 5.75%, 7/1/2032                                                      1,000,000       1,109,970
Massachusetts, Industrial Development Revenue, Development Finance Agency,
    Series A, 7.1%, 7/1/2032                                                       1,955,000       2,017,169
Massachusetts, Project Revenue, Health & Educational Facilities Authority,
    Jordan Hospital, Series E, 6.75%, 10/1/2033                                    1,790,000       1,989,191
Massachusetts, State General Obligation, Consolidated Loan:
    Series B, Prerefunded, 5.0%, 4/1/2016 (a)                                        915,000         966,615
    Series B, 5.0%, 4/1/2016 (a)                                                   2,260,000       2,387,487
                                                                                               -------------
                                                                                                  10,927,892

Michigan 3.8%
Detroit, MI, Sewer Disposal Revenue, Senior Lien, Series B, 2.3% *,
    7/1/2033 (a)                                                                      90,000          90,000
Kalamazoo, MI, Industrial Development Revenue, Economic Development Corp.,
    Series A, 7.5%, 5/15/2029                                                      2,000,000       2,091,580
Michigan, University of Michigan Hospitals Revenue, Series A, 2.3% *,
    12/1/2019                                                                        175,000         175,000
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority,
    Covenant Medical Center, Series F, 6.5%, 7/1/2030                              1,000,000       1,099,710
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services:
    Series A, ETM, 5.6%, 2/15/2013                                                   345,000         368,108
    Series A, ETM, 5.75%, 2/15/2023                                                1,300,000       1,394,055
                                                                                               -------------
                                                                                                   5,218,453

Missouri 2.8%
St. Louis, MO, Industrial Development Authority Revenue, St. Louis Convention
    Center:
    AMT, Series A, 6.875%, 12/15/2020                                              1,000,000         823,660
    AMT, Series A, 7.2%, 12/15/2028                                                2,000,000       1,648,280
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area,
    Series A, 10.0%, 8/1/2010                                                      1,175,000       1,345,704
                                                                                               -------------
                                                                                                   3,817,644

Nebraska 0.0%
Nebraska, Single Family Housing Revenue, Investment Finance Authority, AMT,
    Series A, 6.7%, 9/1/2026                                                          40,000          40,587

Nevada 1.6%
Las Vegas, NV, Transportation/Tolls Revenue, Las Vegas Monorail Project,
    7.375%, 1/1/2030                                                               2,000,000       2,111,540
Nevada, Single Family Housing Revenue, AMT, Series C, 6.5%, 4/1/2028                  95,000          97,681
                                                                                               -------------
                                                                                                   2,209,221

New Hampshire 3.5%
New Hampshire, Higher Education Revenue, Health & Educational Facilities
    Authority, New Hampshire College Issue, 7.4%, 1/1/2023                         1,000,000       1,195,680
New Hampshire, Hospital & Healthcare Revenue, Rivermead at Peterborough
    Retirement Community, 5.75%, 7/1/2028                                          1,500,000       1,541,190
New Hampshire, Senior Care Revenue, Higher Education Revenue, Havenwood
    Heritage Heights, 7.45%, 1/1/2025                                              2,000,000       2,053,460
                                                                                               -------------
                                                                                                   4,790,330

New Jersey 5.3%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%,
    6/15/2034                                                                        290,000         312,020
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus
    Revenue:
    Series A, 5.0%, 7/1/2022 (a)                                                   1,430,000       1,543,742
    Series A, 5.0%, 7/1/2023 (a)                                                   1,770,000       1,906,680
New Jersey, Higher Education Revenue, Education Facilities Authority,
    Caldwell College, Series A, 7.25%, 7/1/2025                                    1,785,000       1,822,324
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp.,
    5.75%, 6/1/2032                                                                1,665,000       1,741,956
                                                                                               -------------
                                                                                                   7,326,722

New Mexico 2.1%
Farmington, NM, Pollution Control Revenue, 5.8%, 4/1/2022                          2,750,000       2,816,495

New York 13.4%
Long Island, NY, Power Authority, Electric System Revenue, Series 1B, 2.32%
    *, 5/1/2033, State Street Bank & Trust Co. (b)                                   140,000         140,000
Nassau County, NY, Hospital & Healthcare Revenue, 6.0%, 8/1/2016 (a)               2,825,000       3,185,611
Nassau County, NY, Project Revenue, North Shore Healthcare Systems Project,
    Series B, 5.875%, 11/1/2011                                                      760,000         833,667
New York, Core City General Obligation, Series C, 7.0%, 2/1/2010                     315,000         320,034
New York, General Obligation, Series A-4, 2.3% *, 8/1/2021, Landesbank
    Baden-Wurttm (b)                                                                 250,000         250,000
New York, Sales & Special Tax Revenue, Metropolitan Transportation
    Authority, Series A, Prerefunded, 5.125%, 4/1/2019 (a)                         1,450,000       1,632,555
New York, Sales & Special Tax Revenue, Transitional Finance Authority,
    Series B, 6.0%, 11/15/2013                                                       490,000         556,679
New York, State General Obligation Lease, Higher Education Revenue,
    Dormitory Authority, State University, Prerefunded, 5.125%, 5/15/2021
    (a)                                                                            1,880,000       1,986,220
New York, Transitional Finance Authority, Series B, Prerefunded, 6.0%,
    11/15/2013                                                                     1,510,000       1,715,481
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel
    Authority Systems, ETM, Series Y, 6.0%, 1/1/2012                               5,000,000       5,633,200
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World
    Trade Center, Series A, 6.25%, 3/1/2015                                        2,000,000       2,127,300
                                                                                               -------------
                                                                                                  18,380,747

North Carolina 1.8%
North Carolina, Electric Revenue, Municipal Power Agency:
    Series C, 5.375%, 1/1/2017                                                     1,000,000       1,069,860
    Series B, 6.375%, 1/1/2013                                                     1,300,000       1,447,134
                                                                                               -------------
                                                                                                   2,516,994

North Dakota 0.8%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System,
    7.125%, 8/15/2024                                                              1,000,000       1,113,120

Pennsylvania 6.6%
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh
    Continuing Care, 6.25%, 2/1/2035                                                 600,000         636,318
Montgomery County, PA, Senior Care Revenue, Higher Education & Health
    Authority, Philadelphia Geriatric Center, Series A, 7.25%, 12/1/2027           2,000,000       2,145,080
Pennsylvania, Higher Educational Facilities Authority Revenue, Philadelphia
    College of Textiles and Science, 6.7%, 4/1/2014                                2,000,000       2,065,000
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing
    Authority, UPMC Health System, Series A, 6.0%, 1/15/2031                         750,000         828,848
Pennsylvania, St. Mary Hospital Authority, Health Systems Revenue, Catholic
    Health East, Series B, 5.5%, 11/15/2024                                        1,465,000       1,595,634
Philadelphia, PA, Redevelopment Authority Revenue, First Lien Mortgage,
    Series A, 6.5%, 1/1/2029                                                         640,600         664,443
Westmoreland County, PA, Senior Care Revenue, Industrial Development
    Authority, Health Care Facilities-Redstone, Series B, 8.125%,
    11/15/2030                                                                     1,000,000       1,106,680
                                                                                               -------------
                                                                                                   9,042,003

Rhode Island 1.6%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032               2,000,000       2,124,440

South Carolina 7.0%
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development
    Authority, Bon Secours Health Systems, Inc., Series A, 5.625%,
    11/15/2030                                                                     2,000,000       2,141,460
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development
    Authority, Palmetto Health Alliance:
    Series C, 7.0%, 8/1/2030                                                       1,545,000       1,794,765
    Series A, Prerefunded, 7.375%, 12/15/2021                                      1,000,000       1,212,980
South Carolina, Transportation/Tolls Revenue, Series A, 5.375%, 10/1/2024
    (a)                                                                            4,150,000       4,489,470
                                                                                               -------------
                                                                                                   9,638,675

South Dakota 1.5%
South Dakota, Hospital & Healthcare Revenue, Sioux Valley Hospital, Series
    E, 5.375%, 11/1/2024                                                           2,000,000       2,121,160

Tennessee 1.7%
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational
    Facilities Board Hospital, Series A, 7.5%, 7/1/2033                            2,000,000       2,388,440

Texas 21.2%
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears
    Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025                    2,500,000       2,547,900
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport
    Hotel Project, Series A, 6.75%, 4/1/2027 **                                    1,995,000         927,495
Crowley, TX, School District General Obligation, 5.125%, 8/1/2025                  4,000,000       4,234,680
Hidalgo County, TX, Hospital & Healthcare Revenue, Mission Hospital, Inc.
    Project, 6.75%, 8/15/2016                                                      2,000,000       2,165,760
Houston, TX, General Obligation:
    Prerefunded, Series A, 5.0%, 3/1/2016                                          1,365,000       1,431,025
    5.0%, 3/1/2016                                                                 1,635,000       1,704,177
Houston, TX, School District General Obligation, Series A, 5.0%, 2/15/2024         2,000,000       2,127,300
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental
    Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029                                 2,000,000       1,923,160
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities
    Development Corp., 6.7%, 11/15/2030                                            1,000,000       1,116,380
Texas, Electric Revenue, Lower Colorado River Authority, Series B, 6.0%,
    5/15/2013 (a)                                                                  5,000,000       5,517,700
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT,
    Series A, 6.1%, 8/1/2024                                                       1,000,000       1,074,790
Travis County, TX, Hospital & Healthcare Revenue, Ascension Health Credit,
    Series A, 6.0%, 11/15/2012 (a)                                                 3,860,000       4,259,510
                                                                                              -------------
                                                                                                  29,029,877

Utah 0.0%
Utah, Single Family Housing Revenue, Housing Finance Agency, AMT, Series
    B2, 6.65%, 7/1/2026                                                               35,000          35,298

Virgin Islands 2.5%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority,
    Series A, 6.375%, 10/1/2019                                                    3,000,000       3,413,730

Virginia 1.6%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development
    Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019        2,000,000       2,186,440

Washington 0.5%
Washington, State Health Care Facilities Authority Revenue, Providence
    Services, Series A, 2.34% *, 12/1/2030 (a)                                       700,000         700,000

West Virginia 1.7%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority,
    Charleston Medical Center, Series A, 6.75%, 9/1/2022                             390,000         436,387
West Virginia, Hospital Finance Authority, Charleston Medical Center,
    Prerefunded, 6.75%, 9/1/2022                                                   1,610,000       1,880,850
                                                                                               -------------
                                                                                                   2,317,237

Wisconsin 1.6%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities
    Authority, Aurora Health Care, Inc.:
    Series A, 5.6%, 2/15/2029                                                      1,000,000       1,036,630
    6.875%, 4/15/2030                                                              1,000,000       1,151,750
                                                                                               -------------
                                                                                                   2,188,380

                                                                                       % of
                                                                                 Net Assets      Value ($)
                                                                           ---------------------------------

Total Investment Portfolio (Cost $ 184,966,434)                                        148.1     203,023,842
Other Assets and Liabilities, Net                                                        2.9       4,028,823
Preferred Stock, at Redemption Value                                                  (51.0)    (70,000,000)
------------------------------------------------------------------------------------------------------------
Net Assets Applicable to Common Shareholders                                          100.0     137,052,665

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2005.


** Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

                                                    Maturity      Principal      Acquisition
  Security                           Coupon           Date         Amount ($)     Cost ($)   Value ($)
  --------------------------------------------------------------------------------------------------------
  Austin, TX, Project Revenue,
  Bergstrom, Landhost
  Enterprises, Inc. Airport

  Hotel, Inc                          6.75           4/1/2027     1,995,000      1,995,000   927,495
  --------------------------------------------------------------------------------------------------------


                                                  As a % of Total
Insurance Coverage                                Investment Portfolio
-------------------------------------------------------------------------
Ambac Financial Group                                                2.4
-------------------------------------------------------------------------
Financial Guaranty Insurance Company                                 2.8
-------------------------------------------------------------------------
Financial Security Assurance, Inc.                                   5.1
-------------------------------------------------------------------------
MBIA Corp.                                                          10.2
-------------------------------------------------------------------------

(b)  Security incorporates a letter of credit from a major bank.



144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Strategic Municipal Income Trust


By:                                 /s/Vincent J. Esposito
                                    ------------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Strategic Municipal Income Trust


By:                                 /s/Vincent J. Esposito
                                    ------------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    ------------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005